OPERATING SEGMENTS (Tables)	12 Months Ended
Oct. 29, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The following table represents summary financial data attributable to these operating segments for the periods indicated (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Total sales:
Engineered Building Systems	$693,980	$672,235	$667,166
Metal Components	636,661	586,690	534,192
Insulated Metal Panels	441,404	396,327	348,164
Metal Coil Coating	368,880	346,348	313,213
Intersegment sales	(370,647)	(316,672)	(299,042)
Total net sales	$1,770,278	$1,684,928	$1,563,693
External sales:
Engineered Building Systems	$659,863	$652,471	$647,881
Metal Components	544,669	495,020	450,555
Insulated Metal Panels	372,304	347,771	300,195
Metal Coil Coating	193,442	189,666	165,062
Total net sales	$1,770,278	$1,684,928	$1,563,693
Operating income (loss):
Engineered Building Systems	$41,388	$62,046	$51,410
Metal Components	78,768	70,742	42,999
Insulated Metal Panels	47,932	24,620	3,319
Metal Coil Coating	21,459	32,422	23,303
Corporate	(79,767)	(81,051)	(64,200)
Total operating income	$109,780	$108,779	$56,831
Unallocated other expense	(26,642)	(29,815)	(30,041)
Income before income taxes	$83,138	$78,964	$26,790
Depreciation and amortization:
Engineered Building Systems	$9,014	$9,767	$10,224
Metal Components	5,324	4,944	4,826
Insulated Metal Panels	17,907	17,862	27,396
Metal Coil Coating	8,243	8,284	7,892
Corporate	830	1,067	1,054
Total depreciation and amortization expense	$41,318	$41,924	$51,392

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Capital expenditures:
Engineered Building Systems	$5,533	$7,571	$6,053
Metal Components	5,708	3,245	7,413
Insulated Metal Panels	5,731	4,744	1,464
Metal Coil Coating	3,376	2,949	3,547
Corporate	1,726	2,515	2,206
Total capital expenditures	$22,074	$21,024	$20,683
Property, plant and equipment, net:
Engineered Building Systems	$46,620	$50,862	$51,196
Metal Components	49,016	49,654	51,764
Insulated Metal Panels	70,853	76,899	85,169
Metal Coil Coating	50,855	54,407	57,971
Corporate	9,651	10,390	11,792
Total property, plant and equipment, net	$226,995	$242,212	$257,892
Total assets:
Engineered Building Systems	$195,426	$194,190	$191,379
Metal Components	186,369	172,048	159,810
Insulated Metal Panels	380,308	388,183	388,100
Metal Coil Coating	175,046	181,497	179,199
Corporate	93,963	89,478	130,829
	$1,031,112	$1,025,396	$1,049,317

Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country
The following table represents summary financial data attributable to various geographic regions for the periods indicated (in thousands):

	Fiscal Year Ended
	October 29, 2017	October 30, 2016	November 1, 2015
Total sales:
United States of America	$1,666,645	$1,589,479	$1,469,495
Canada	73,090	61,781	72,567
China	8,923	6,733	2,734
Mexico	4,910	4,060	5,686
All other	16,710	22,875	13,211
Total net sales	$1,770,278	$1,684,928	$1,563,693
Long-lived assets:
United States of America	$493,203	$523,134	$562,443
Canada	8,180	9,247	90
China	448	170	309
Mexico	10,603	10,701	9,471
Total long-lived assets	$512,434	$543,252	$572,313